7. Inventory	12 Months Ended
Dec. 31, 2018
Inventory Abstract
Inventory

Inventories are stated at average acquisition cost. A loss is recognized to adjust the cost of handsets and accessories to their net realizable value (selling price) when this amount is less than the average acquisition cost.

	2018	2017

Inventories	183,059	123,785

Inventories	189,826	133,899
Mobile handsets and tablets	145,819	107,195
Accessories and prepaid cards	33,621	16,156
TIM chips	10,386	10,548

Losses on adjustment to realizable amount	(6,767)	(10,114)